UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Frontegra Columbus Core Plus Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 8.6%
	Americredit Automobile Receivables Trust
$1,630,000	Series 2008-AF, Class A4, 6.960%, 10/14/2014	$1,766,473
	Chase Issuance Trust
1,570,000	Series 2005-A13, Class A13, 0.297%, 02/15/2013	1,569,802
	Chrysler Financial Auto Securitization Trust
2,154,241	Series 2009-B, Class A-2, 1.150%, 11/08/2011	2,158,387
	Chrysler Financial Automobile TALF
1,010,000	Series 2009-AF, Class A3, 2.820%, 01/15/2016	1,029,003
	Countrywide Asset-Backed Certficates
3,521,680	Series 2006-S2, Class A3, 5.841%, 07/25/2027	1,543,447
1,511,500	Series 2006-S2, Class A4, 6.091%, 07/25/2027	370,777
817,352	Series 2006-S5, Class A3, 5.762%, 06/25/2035	250,319
1,379,590	Series 2007-S2, Class A6, 5.779%, 05/25/2037	791,475
	Credit Suisse Mortgage Capital Certificates
1,791,832	Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
	(Acquired 10/06/2009, Cost $1,785,112) (b)	1,791,832
	Fifth Third Auto Trust
425,230	Series 2008-1, Class A3A, 4.070%, 01/17/2012	426,004
	Ford Credit Auto Owner Trust
3,496,472	Series 2009-A, Class A3B, 2.757%, 05/15/2013	3,545,069
2,355,000	Series 2009-D, Class A3, 2.170%, 10/15/2013	2,389,095
	GE Capital Credit Card Master Note Trust
2,450,000	Series 2009-3, Class A, 2.540%, 09/15/2014	2,493,853
	GMAC Mortgage Corporation Loan Trust
1,825,899	Series 2006-HE3, Class A3, 5.805%, 10/25/2036	1,025,664
	GSAA Home Equity Trust
1,223,282	Series 2006-S1, Class 1A1, 0.416%, 01/25/2037	149,150
	Hertz Vehicle Financing LLC
1,568,333	Series 2005-1, 5.080%, 11/25/2011	1,574,831
	(Acquired 09/09/2010, Cost $1,574,348) (b)
238,333	Series 2005-1A, Class A4, 0.506%, 11/25/2011
	(Acquired 08/21/2008 and 12/10/2008, Cost $232,869) (a)(b)	238,073
756,667	Series 2005-2A, Class A5, 0.506%, 11/25/2011
	(Acquired Multiple Dates, Cost $750,508) (a)(b)	755,841
1,825,000	Series 2009-2A, Class A1, 4.260%, 03/25/2014
	(Acquired 10/16/2009, Cost $1,824,891) (a)(b)	1,914,657
	Home Equity Mortgage Trust
4,343,164	Series 2006-5, Class A1, 5.500%, 01/25/2037	736,301
	Hyundai Auto Receivables Trust
4,140,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	4,201,558
	Keystone Owner Trust
6,224	Series 1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 12/10/2008, Cost $5,851) (b)	6,104
	Mid-State Trust
889,122	Series 11, Class A1, 4.864%, 07/15/2038	895,228
	Residential Funding Mortgage Securities
86,482	Series 2005-HS1, Class AI2, 4.660%, 09/25/2035	82,477
414,452	Series 2003-HS1, Class AI6, 3.830%, 02/25/2033	366,907
630,000	Series 2005-HS1, Class AI4, 5.110%, 09/25/2035	109,316
1,643,700	Series 2006-HSA1, Class A3, 5.230%, 02/25/2036	769,714
1,333,223	Series 2006-HSA1, Class A4, 5.490%, 02/25/2036	402,563
1,801,301	Series 2006-HSA1, Class A5, 5.310%, 02/25/2036	896,253
263,869	Series 2006-HSA2, Class AI2, 5.500%, 03/25/2036	250,868
1,160,000	Series 2006-HSA2, Class AI3, 5.550%, 03/25/2036	558,448
820,000	Series 2006-HSA2, Class AI4, 5.810%, 03/25/2036	165,719
	SACO I Trust
882,854	Series 2006-9, Class A1, 0.406%, 08/25/2036	266,639
	SLM Student Loan Trust
904,087	Series 2008-1, Class A1, 0.581%, 07/25/2013	904,798
3,827,425	Series 2008-2, Class A1, 0.806%, 01/25/2015	3,830,995
	Total Asset Backed Securities
	(Cost $43,003,147)	40,227,640

	CORPORATE BONDS 36.0%
	Airlines 1.1%
	Northwest Airlines, Inc.
3,261,371	7.027%, 11/01/2019	3,293,985
	United Airlines
1,854,985	6.636%, 07/02/2022	1,850,347
		5,144,332
	Commercial Banks 2.9%
	BB&T Corp.
2,655,000	5.700%, 04/30/2014	2,982,101
	Manufacturers & Traders Trust Co.
1,860,000	5.629%, 12/01/2021	1,800,904
	Royal Bank of Scotland PLC/The
1,545,000	2.759%, 08/23/2013 (a)	1,576,205
7,030,000	3.400%, 08/23/2013	7,207,191
		13,566,401
	Consumer Finance 2.6%
	Ally Financial, Inc.
2,080,000	7.500%, 09/15/2020
	(Acquired 08/09/2010, Cost $2,061,613) (b)	2,215,200
	Ford Motor Credit Co. LLC
8,075,000	5.625%, 09/15/2015	8,303,676
	GMAC, Inc.
1,767,000	6.750%, 12/01/2014	1,840,993
		12,359,869
	Diversified Financial Services 13.5%
	Bank of America Corp.
1,730,000	5.750%, 12/01/2017	1,849,636
6,290,000	5.625%, 07/01/2020	6,646,637
	Capital One Bank
1,260,000	8.800%, 07/15/2019	1,610,361
	Citigroup, Inc.
7,055,000	8.500%, 05/22/2019	8,722,386
	Credit Suisse AG
6,960,000	5.400%, 01/14/2020	7,424,636
	Goldman Sachs Group, Inc./The
3,290,000	6.000%, 06/15/2020	3,618,628
	JPMorgan Chase & Co.
3,865,000	1.039%, 09/30/2013	3,876,367
6,770,000	4.400%, 07/22/2020	6,933,204
	Lehman Brothers Holdings
7,000,000	6.875%, 05/02/2018	1,645,000
	(Acquired 09/16/2008, Cost $2,343,205) (d)
	Lloyds TSB Bank PLC
6,310,000	5.800%, 01/13/2020
	(Acquired Multiple Dates, Cost $6,398,002) (b)(c)	6,610,230
	Morgan Stanley
4,435,000	5.500%, 01/26/2020	4,558,519
1,750,000	5.500%, 07/24/2020	1,802,882
	Societe Generale
3,695,000	3.100%, 09/14/2015
	(Acquired 09/07/2010 and 09/08/2010, Cost $3,696,077) (b)	3,719,084
	UBS AG/Stamford CT
1,825,000	4.875%, 08/04/2020	1,924,316
	Wachovia Corp.
725,000	4.800%, 11/01/2014	782,879
910,000	4.875%, 02/01/2015	985,620
		62,710,385
	Diversified Telecommunication Services 0.6%
	BellSouth Telecommunications Inc.
1,265,000	7.000%, 12/01/2095	1,429,926
	Qwest Corp.
1,515,000	7.125%, 11/15/2043	1,473,337
		2,903,263
	Electric Utilities 3.6%
	AES Eastern Energy
1,169,920	9.000%, 01/02/2017	1,210,867
	AES Red Oak LLC
247,213	8.540%, 11/30/2019	254,012
	Borger Energy Funding
2,413,025	7.260%, 12/31/2022
	(Acquired 08/14/2008 and 12/10/2008, Cost $2,333,380) (b)	2,322,536
	Bruce Mansfield Unit
843,751	6.850%, 06/01/2034	940,328
	Homer City Funding LLC
4,060,060	8.734%, 10/01/2026	3,694,655
	Indianapolis Power & Light Co.
1,100,000	6.050%, 10/01/2036
	(Acquired Multiple Dates, Cost $1,061,493) (b)	1,231,087
	Indiantown Cogeneration LP
2,000,000	9.770%, 12/15/2020	2,221,700
	Kiowa Power Partners LLC
512,858	4.811%, 12/30/2013
	(Acquired 11/19/2004 and 08/03/2007, Cost $510,535) (b)	531,536
	Mackinaw Power LLC
1,126,035	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $1,088,725) (b)	1,217,750
	Selkirk Cogen Funding Corp.
723,577	8.980%, 06/26/2012	762,860
	Tenaska Gateway Partners Ltd.
532,550	6.052%, 12/30/2023
	(Acquired 05/31/2007 and 08/03/2007, Cost $532,550) (b)	568,087
	Windsor Financing LLC
1,754,196	5.881%, 07/15/2017
	(Acquired Multiple Dates, Cost $1,579,619) (b)	1,581,338
		16,536,756
	Insurance 7.5%
	AIG, Inc.
2,020,000	4.250%, 05/15/2013	2,085,650
	AIG Sunamerica Global Financial
3,760,000	6.300%, 05/10/2011
	(Acquired Multiple Dates, Cost $3,673,823) (b)	3,835,200
1,090,000	6.900%, 03/15/2032
	(Acquired 02/23/2010, Cost $1,014,663) (b)	1,117,250
	AON Corp.
2,280,000	3.500%, 09/30/2015	2,322,821
	ASIF Global Financing XIX
4,915,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $4,879,551) (b)	5,025,587
	Genworth Global Funding
430,000	5.250%, 05/15/2012	449,612
2,590,000	5.875%, 05/03/2013
	(Acquired 02/10/2010, Cost $2,602,944) (b)	2,742,947
215,000	5.750%, 05/15/2013	227,015
	Hartford Financial Services Group, Inc.
965,000	4.000%, 03/30/2015	987,327
1,350,000	6.625%, 03/30/2040	1,354,340
	Jackson National Life Global Funding
830,000	5.375%, 05/08/2013
	(Acquired 05/01/2008 and 12/10/2008, Cost $825,674) (b)	900,618
	Lincoln National Corp.
1,270,000	6.250%, 02/15/2020	1,420,773
1,315,000	7.000%, 06/15/2040	1,498,144
	Metlife, Inc.
1,390,000	4.750%, 02/08/2021	1,474,657
	Metropolitan Life Global Funding I
740,000	2.500%, 09/29/2015
	(Acquired 09/22/2010, Cost $739,622) (b)	741,388
	Monumental Global Funding
1,605,000	5.500%, 04/22/2013
	(Acquired Multiple Dates, Cost $1,603,617) (b)	1,740,143
885,000	5.250%, 01/15/2014
	(Acquired 05/06/2009 and 06/10/2009, Cost $838,282) (b)	953,963
	Nationwide Life Global Fund
795,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 12/10/2008, Cost $793,313) (b)	826,858
	Prudential Financial, Inc.
1,080,000	5.375%, 06/21/2020	1,167,427
1,295,000	6.625%, 06/21/2040	1,485,952
	Prudential Holdings LLC
1,045,000	7.245%, 12/18/2023
	(Acquired 02/11/2010 and 04/08/2010, Cost $1,136,036) (b)	1,238,325
900,000	8.695%, 12/18/2023
	(Acquired Multiple Dates, Cost $1,080,520) (b)	1,140,768
		34,736,765
	Metals & Mining 0.3%
	Alcoa, Inc.
1,540,000	6.150%, 08/15/2020	1,583,343

	Nondepository Credit Intermediation 1.7%
	American Express Credit Corp.
2,280,000	2.750%, 09/15/2015	2,294,298
	General Electric Capital Corp.
5,390,000	4.375%, 09/16/2020	5,409,959
		7,704,257
	Oil and Gas 0.4%
	Shell International Finance BV
1,885,000	3.100%, 06/28/2015	1,984,479

	Oil, Gas & Consumable Fuels 1.5%
	Anadarko Petroleum Corporation
905,000	6.200%, 03/15/2040	882,270
	BP Capital Markets PLC
5,055,000	4.500%, 10/01/2020	5,169,319
	Valero Energy Corp.
970,000	6.125%, 02/01/2020	1,057,208
		7,108,797
	Railroads 0.3%
	Norfolk Southern Corp.
1,395,000	6.000%, 03/15/2005	1,408,975
	Total Corporate Bonds
	(Cost $159,643,101)	167,747,622

	FOREIGN GOVERNMENT BONDS 0.9%
	Ireland Government Bond
3,735,000	4.500%, 04/18/2020 (c)	4,327,221
	Total Foreign Government Bonds
	(Cost $4,389,469)	4,327,221

	MORTGAGE BACKED SECURITIES 14.3%
	CitiMortgage Alternative Loan Trust
1,724,675	Series 2007-A4, Class 2A1, 5.500%, 04/25/2022	1,534,290
	Credit Suisse First Boston Mortgage Securities Corp.
242,644	Pool # 2005-10, 5.000%, 09/25/2015	249,035
57,774	Pool # 2003-1, 7.000%, 02/25/2033	60,445
	FHLMC REMIC (e)
7,935,626	Series 3609, 4.000%, 12/15/2024	8,423,235
125,904	Series 2750, 4.000%, 05/15/2026	126,396
	FNMA Pool (e)
4,253,944	Pool #931711, 4.000%, 08/25/2019	4,489,430
2,160,087	Pool #MA0174, 4.000%, 09/25/2019	2,279,663
4,326,604	Pool #932108, 4.000%, 11/25/2019	4,566,112
4,642,118	Pool #MA0235, 4.000%, 09/25/2019	4,899,092
12,959,049	Pool #MA0298, 4.000%, 06/25/2019	13,676,425
2,605,133	Pool #465468, 3.330%, 01/25/2020	2,739,037
725,410	Pool #464398, 5.970%, 01/25/2040	814,295
561,448	Pool #464400, 5.970%, 01/25/2040	630,242
	FNMA REMIC (e)
60,510	Series 1994-3, Class PL, 5.500%, 01/25/2024	67,418
538,125	Series 2009-15, Class AB, 5.500%, 04/25/2025	553,186
	FNMA TBA (e)
11,175,000	Pool #000TBA, 5.500%, 10/25/2032	11,878,678
	GS Mortgage Securities Corp. II
2,445,811	Series 2007-EOP, Class A1, 0.348%, 03/06/2020
	(Acquired Multiple Dates, Cost $2,375,933) (a)(b)	2,374,648
	LB-UBS Commercial Mortgage Trust
1,264,949	Series 2002-C1, Class A4, 6.462%, 03/15/2031(a)	1,336,814
	Master Asset Securitization Trust
190,592	Pool # 2004-3, 4.750%, 01/25/2014	194,551
	Morgan Stanley Mortgage Loan Trust
714,305	Series 2006-7, 5.000%, 06/25/2021	656,556
	Residential Accredit Loans, Inc.
932,263	Series 2005-QS3, Class A1, 5.000%, 03/25/2020	890,840
1,037,608	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	1,041,475
	Wells Fargo Alternative Loan Trust
1,656,677	Series 2007-PA3, Class 6A1, 5.500%, 07/25/2022	1,460,351
	Wells Fargo Mortgage Backed Securities Trust
1,599,149	Pool # 2006-3, 5.500%, 03/25/2036	1,574,150
	Total Mortgage Backed Securities
	(Cost $65,185,109)	66,516,364

	U.S. GOVERNMENT AGENCY ISSUE 3.3%
	FHLMC (e)
6,995,000	0.217%, 09/19/2011 (a)	6,994,329
8,270,000	0.177%, 01/11/2012 (a)	8,262,383
	Total U.S. Government Agency Issue
	(Cost $15,254,065)	15,256,712

	U.S. TREASURY OBLIGATIONS 25.7%
	United States Treasury Notes 23.0%
65,715,000	1.000%, 09/30/2011	66,174,479
17,645,000	0.875%, 02/29/2012	17,779,455
23,040,000	0.625%, 07/31/2012	23,136,307
		107,090,241
	United States Treasury Strip 2.7%
40,840,000	Principal Only, 02/15/2040	12,694,706

	Total U.S. Treasury Obligations	119,784,947
	(Cost $118,824,994)

	SHORT-TERM INVESTMENTS 12.5%
	Commercial Paper 11.4%
9,986,000	Intesa Funding LLC, 0.000%, 10/01/2010	9,986,000
43,000,000	U.S. Bank, N.A., 0.000%, 10/01/2010	43,000,000
		52,986,000
	Variable Rate Demand Notes 1.1%
5,275,005	American Family Financial Services, Inc., 0.100% (f)	5,275,005

	Total Short-Term Investments
	(Cost $58,260,858)	58,261,005

	Total Investments 101.3%
	(Cost $464,560,743)	472,121,511

	Liabilities in Excess of Other Assets (1.3)%	(6,264,940)

	TOTAL NET ASSETS 100.0%	$465,856,571

(a)	Adjustable Rate.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of  these securities amounted to $47,341,050 (10.2% of net assets) at September 30, 2010.

(c)	U.S.-dollar denominated security of a foreign issuer.
(d)	Security is in default.
(e)	Entity under conservatorship of the federal government
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of September 30, 2010.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$464,560,743
	Gross unrealized appreciation	12,469,910
	Gross unrealized depreciation	(4,909,142)
	Net unrealized depreciation	$7,560,768

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Columbus Core Fund
Schedule of Investments
September 30, 2010 (Unuadited)

Principal Amount		Value
	ASSET BACKED SECURITIES 7.0%
	Americredit Automobile Receivables Trust
$355,000	Series 2008-AF, Class A4, 6.960%, 10/14/2014	$384,723
	Chase Issuance Trust
260,000	Series 2005-A13, Class A13, 0.297%, 02/15/2013	259,967
	Chrysler Financial Auto Securitization Trust
348,551	Series 2009-B, Class A-2, 1.150%, 11/08/2011	349,222
	Chrysler Financial Automobile TALF
155,000	Series 2009-AF, Class A3, 2.820%, 01/15/2016	157,916
	Credit Suisse Mortgage Capital Certificates
274,846	Series 2009-12R, Class 41A1, 5.250%, 03/27/2037
	(Acquired 10/06/2009, Cost $273,815) (b)	274,846
	Fifth Third Auto Trust
70,786	Series 2008-1, Class A3A, 4.070%, 01/17/2012	70,914
	Ford Credit Auto Owner Trust
477,779	Series 2009-A, Class A3B, 2.757%, 05/15/2013	484,419
375,000	Series 2009-D, Class A3, 2.170%, 10/15/2013	380,429
	GE Capital Credit Card Master Note Trust
385,000	Series 2009-3, Class A, 2.540%, 09/15/2014	391,891
	Hertz Vehicle Financing LLC
45,000	Series 2005-1A, Class A4, 0.506%, 11/25/2011
	(Acquired 08/21/2008, Cost $44,174) (a)(b)	44,951
118,333	Series 2005-2A, Class A5, 0.506%, 11/25/2011
	(Acquired Multiple Dates, Cost $117,307) (a)(b)	118,204
280,000	Series 2009-2A, Class A1, 4.260%, 03/25/2014
	(Acquired 10/16/2009, Cost $279,983) (a)(b)	293,756
	Hyundai Auto Receivables Trust
640,000	Series 2009-A, Class A3, 2.030%, 08/15/2013	649,516
	Keystone Owner Trust
28,009	Series 1998-P1, Class M1, 7.530%, 05/25/2025
	(Acquired 04/22/2003, Cost $28,346) (b)	27,468
	Mid-State Trust
125,637	Series 11, Class A1, 4.864%, 07/15/2038	126,500
	Sears Credit Account Master Trust
445,000	Series 2002-3, Class A, 0.547%, 05/17/2016	442,379
	SLM Student Loan Trust
149,597	Series 2008-1, Class A1, 0.581%, 07/25/2013	149,715
612,296	Series 2008-2, Class A1, 0.806%, 01/25/2015	612,868
	Total Asset Backed Securities
	(Cost $5,146,105)	5,219,684

	CORPORATE BONDS 32.6%
	Airlines 0.8%
	Northwest Airlines, Inc.
602,173	7.027%, 11/01/2019	608,195

	Commercial Banks 3.0%
	BB&T Corp.
440,000	5.700%, 04/30/2014	494,209
	Manufacturers & Traders Trust Co.
285,000	5.629%, 12/01/2021	275,945
	Royal Bank of Scotland PLC/The
255,000	2.759%, 08/23/2013 (a)	260,150
1,165,000	3.400%, 08/23/2013	1,194,364
		2,224,668
	Diversified Financial Services 13.3%
	Bank of America Corp.
280,000	5.750%, 12/01/2017	299,363
1,020,000	5.625%, 07/01/2020	1,077,833
	Capital One Bank
155,000	8.800%, 07/15/2019	198,100
	Citigroup, Inc.
1,175,000	8.500%, 05/22/2019	1,452,701
	Credit Suisse AG
1,030,000	5.400%, 01/14/2020	1,098,760
	Goldman Sachs Group, Inc. / The
585,000	6.000%, 06/15/2020	643,434
	JPMorgan Chase & Co.
615,000	1.039%, 09/30/2013	616,809
330,000	4.950%, 03/25/2020	351,969
725,000	4.400%, 07/22/2020	742,478
	Lloyds TSB Bank PLC
1,005,000	5.800%, 01/13/2020
	(Acquired Multiple Dates, Cost $1,022,983) (b)(d)	1,052,818
	Morgan Stanley
745,000	5.500%, 01/26/2020	765,749
280,000	5.500%, 07/24/2020	288,461
	Societe Generale
610,000	3.100%, 09/14/2015
	(Acquired 09/07/2010 and 09/08/2010, Cost $610,181) (b)	613,976
	UBS AG/Stamford CT
285,000	4.875%, 08/04/2020	300,510
	Wachovia Corp.
150,000	4.875%, 02/01/2015	162,465
130,000	5.625%, 10/15/2016	144,624
		9,810,050
	Electric Utilities 2.1%
	Bruce Mansfield Unit
323,766	6.850%, 06/01/2034	360,824
	Entergy Arkansas, Inc.
175,000	5.000%, 07/01/2018	175,349
	Entergy Texas, Inc.
360,000	3.600%, 06/01/2015	377,989
	Indianapolis Power & Light Co.
165,000	6.050%, 10/01/2036
	(Acquired Mutiple Dates, Cost $152,414) (b)	184,663
	Kiowa Power Partners LLC
143,771	4.811%, 12/30/2013
	(Acquired 11/22/2004 and 08/03/2007, Cost $143,488) (b)	149,008
	Mackinaw Power LLC
274,011	6.296%, 10/31/2023
	(Acquired Multiple Dates, Cost $263,785) (b)	296,330
		1,544,163
	Insurance 8.0%
	AIG Sunamerica Global Financial
500,000	6.300%, 05/10/2011
	(Acquired 09/30/2009 and 08/03/2010, Cost $503,143) (b)	510,000
185,000	6.900%, 03/15/2032
	(Acquired 02/23/2010, Cost $172,213) (b)	189,625
	AON Corp
375,000	3.500%, 09/30/2015	382,043
	ASIF Global Financing XIX
779,000	4.900%, 01/17/2013
	(Acquired Multiple Dates, Cost $777,204) (b)	796,528
	Farmers Insurance Exchange
230,000	6.000%, 08/01/2014
	(Acquired 07/15/2009, Cost $200,430) (b)	243,332
	Genworth Global Funding
450,000	5.875%, 05/03/2013
	(Acquired 11/25/2008 and 01/20/2009, Cost $337,200) (b)	476,574
	Hartford Financial Services Group, Inc.
410,000	4.000%, 03/30/2015	419,486
	Jackson National Life Global Funding
235,000	5.375%, 05/08/2013
	(Acquired multiple Dates, Cost $235,291) (b)	254,994
	Lincoln National Corp.
170,000	6.250%, 02/15/2020	190,182
240,000	7.000%, 06/15/2040	273,425
	MetLife, Inc.
235,000	4.750%, 02/08/2021	249,313
	Metropolitan Life Global Funding I
120,000	2.500%, 09/29/2015
	(Acquired 09/22/2010, Cost $119,939) (b)	120,225
	Monumental Global Funding
390,000	5.500%, 04/22/2013
	(Acquired multiple Dates, Cost $392,748) (b)	422,838
135,000	5.250%, 01/15/2014
	(Acquired 06/10/2009 and 09/30/2009, Cost $130,604) (b)	145,520
	Nationwide Life Global Fund
300,000	5.450%, 10/02/2012
	(Acquired 09/25/2007 and 09/30/2009, Cost $298,605) (b)	312,022
	Prudential Financial, Inc.
165,000	5.375%, 06/21/2020	178,357
205,000	6.625%, 06/21/2040	235,228
	Prudential Holdings LLC
410,000	8.695%, 12/18/2023
	(Acquired 01/06/2010 and 09/02/2010, Cost $482,549) (b)	519,683
		5,919,375
	Nondepository Credit Intermediation 1.7%
	American Express Credit Corp.
375,000	2.750%, 09/15/2015	377,352
	General Electric Capital Corp.
870,000	4.375%, 09/16/2020	873,221
		1,250,573
	Oil and Gas 1.6%
	BP Capital Markets PLC
805,000	4.500%, 10/01/2020	823,205
	Merey Sweeny LP
330,260	8.850%, 12/18/2019
	(Acquired 01/19/2010, Cost $377,658) (b)	386,563
		1,209,768
	Oil and Gas Extraction 0.6%
	Devon OEI Operating, Inc.
345,000	7.500%, 09/15/2027	433,640

	Railroads 1.1%
	Union Pacific Railroad Co.
756,166	5.082%, 01/02/2029	816,659

	Support Activities for Mining 0.4%
	Shell International Finance BV
290,000	3.100%, 06/28/2015	305,304
	Total Corporate Bonds
	(Cost $22,853,780)	24,122,395

	MORTGAGE BACKED SECURITIES 15.2%
	CitiMortgage Alternative Loan Trust
1,013,800	Series 2007-A7, Class 3A1, 5.750%, 07/25/2022	905,227
	Credit Suisse First Boston Mortgage Securities Corp.
16,475	Pool # 2003-1, 7.000%, 02/25/2033	17,236
	Fannie Mae-Aces (c)
244,041	Series 2010-M1, Class A1, 3.305%, 06/25/2019	257,188
	FHLMC REMIC (c)
1,363,051	Series 3609, 4.000%, 12/15/2024	1,446,804
19,032	Series 2750, 4.000%, 05/15/2026	19,106
	FNMA TBA (c)
1,860,000	Pool #000TBA, 5.500%, 10/25/2032	1,977,122
	FNMA Pool (c)
27,514	Pool #735065, 4.498%, 08/25/2013	29,136
561,228	Pool #931711, 4.000%, 08/25/2019	592,296
330,751	Pool #MA0174, 4.000%, 09/25/2019	349,060
614,479	Pool #932108, 4.000%, 11/25/2019	648,494
1,001,503	Pool #MA0235, 4.000%, 09/25/2019	1,056,944
2,140,065	Pool #MA0298, 4.000%, 06/25/2019	2,258,533
404,585	Pool #465468, 3.330%, 01/25/2020	425,381
124,214	Pool #464398, 5.970%, 01/25/2040	139,434
94,403	Pool #464400, 5.970%, 01/25/2040	105,970
	FNMA REMIC (c)
91,481	Series 2009-15, Class AB, 5.500%, 04/25/2025	94,042
	GS Mortgage Securities Corp. II
358,477	Series 2007-EOP, Class A1, 0.348%, 03/06/2020
	(Acquired 09/17/2007, Cost $352,321) (a)(b)	348,047
	LB-UBS Commercial Mortgage Trust
212,472	Series 2002-C1, Class A4, 6.462%, 03/15/2031 (a)	224,543
	Master Asset Securitization Trust
50,357	Pool # 2004-3, 4.750%, 01/25/2014	51,403
	Residential Accredit Loans, Inc.
217,534	Series 2004-QS4, Class A1, 4.350%, 03/25/2034	218,344
	Residential Asset Securitization Trust
122,425	Series 2003-A6, Class A1, 4.500%, 07/25/2033	122,328
	Total Mortgage Backed Securities
	(Cost $11,086,826)	11,286,638

	U.S. GOVERNMENT AGENCY ISSUE 3.2%
	FHLMC (c)
1,105,000	0.217%, 09/19/2011 (a)	1,104,894
1,275,000	0.177%, 01/11/2012 (a)	1,273,826
	Total U.S. Government Agency Issue
	(Cost $2,378,312)	2,378,720

	U.S. TREASURY OBLIGATIONS 33.0%
	United States Treasury Notes 30.2%
15,185,000	1.000%, 09/30/2011	15,291,173
3,360,000	0.875%, 02/29/2012	3,385,603
3,665,000	0.625%, 07/31/2012	3,680,320
		22,357,096
	United States Treasury Strip 2.8%
6,600,000	Principal Only, 02/15/2040	2,051,544
	Total U.S. Treasury Obligations
	(Cost $24,237,820)	24,408,640

	SHORT-TERM INVESTMENTS 11.4%
	Commercial Paper 11.4%
1,451,000	Intesa Funding LLC, 0.000%, 10/01/2010	1,451,000
7,000,000	U.S. Bank, N.A., 0.000%, 10/01/2010	7,000,000
		8,451,000
	Total Short-Term Investments
	(Cost $8,450,977)	8,451,000

	Total Investments 102.4%
	(Cost $74,153,820)	75,867,077

	Liabilities in Excess of Other Assets (2.4)%	(1,748,796)

	TOTAL NET ASSETS 100.0%	$74,118,281

(a)	Adjustable Rate.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  The total value of  these securities amounted to $7,781,971 (10.5% of net assets) at September 30, 2010.

(c)	Entity under conservatorship of the federal government.
(d)	U.S.-dollar denominated security of a foreign issuer.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$74,153,820
	Gross unrealized appreciation	1,730,081
	Gross unrealized depreciation	(16,824)
	Net unrealized appreciation	$1,713,257

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Mastholm International Equity Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 90.4%
	Australia 2.9%
11,900	Rio Tinto Ltd.	$883,002
11,100	Woolworths Ltd.	309,415
		1,192,417
	Belgium 3.1%
14,700	Anheuser-Busch InBev NV	864,718
9,600	Umicore	414,996
		1,279,714
	Brazil 0.7%
24,600	PDG Realty SA Empreendimentos e Participacoes	292,525

	Canada 2.7%
115,300	Cline Mining Corp. (a)	233,088
2,900	Niko Resources Ltd.	285,406
12,500	Open Text Corp. (a)	588,000
		1,106,494
	China 2.4%
11,200	Ctrip.com International Ltd. - ADR (a)	534,800
9,000	Sina Corp. (a)	455,220
		990,020
	Denmark 1.7%
6,800	Carlsberg A/S	709,007

	France 9.9%
11,600	Accor SA	423,571
3,900	Atos Origin SA (a)	176,301
16,497	BNP Paribas	1,173,281
25,000	Credit Agricole SA	390,742
2,500	PPR	404,715
6,200	Technip SA	498,593
22,400	Valeo SA (a)	1,037,795
		4,104,998
	Germany 9.6%
6,000	Adidas AG	371,432
20,100	Aixtron AG	597,350
12,989	Bayer AG	905,728
12,700	Daimler AG (a)	804,376
6,600	Fresenius Medical Care AG	533,010
2,500	Linde AG	325,408
4,000	MAN SE	436,023
		3,973,327
	Hong Kong 2.2%
522,000	SJM Holdings Ltd.	596,083
19,000	Sun Hung Kai Properties Ltd.	328,141
		924,224
	Israel 0.9%
6,900	Teva Pharmaceutical Industries Ltd. - ADR	363,975

	Japan 16.5%
9,500	Canon, Inc.	443,250
11,100	Eisai Co. Ltd.	388,127
4,900	Fanuc Ltd.	623,946
37,000	Gree, Inc.	601,450
11,400	Honda Motor Co. Ltd.	404,626
24,300	Komatsu Ltd.	564,128
14,000	Mitsui Fudosan Co. Ltd.	236,128
38,200	Nabtesco Corp.	621,871
4,200	ORIX Corp.	320,987
995	Rakuten, Inc.	728,252
40,700	Sega Sammy Holdings, Inc.	622,104
26,300	Softbank Corp.	860,389
13,500	Sony Corp.	417,387
		6,832,645
	Netherlands 5.3%
114,400	ING Groep NV (a)	1,186,826
12,900	Koninklijke Philips Electronics NV	405,444
20,000	Royal Dutch Shell PLC	605,011
		2,197,281
	South Korea 4.2%
5,700	Hyundai Motor Co.	764,833
5,300	KT Corp.	212,418
20,400	KT Corp. - ADR	417,384
8,100	Seoul Semiconductor Co. Ltd.	308,301
		1,702,936
	Spain 0.5%
10,400	Amadeus IT Holding SA (a)	191,330

	Switzerland 10.4%
63,400	Clariant AG (a)	927,144
8,648	Credit Suisse Group AG	369,629
2,000	Lonza Group AG	170,865
19,500	Nestle SA	1,038,849
14,400	Novartis AG	825,767
1,300	The Swatch Group AG	489,096
1,900	Syngenta AG	472,172
		4,293,522
	United Kingdom 17.4%
36,320	BG Group PLC	638,159
39,400	Consumers Packaging, Inc.	776,451
61,900	Cookson Group PLC (a)	531,894
109,600	Electrocomponents PLC	418,029
44,800	FIH Erhvervsbank A/S	373,345
28,660	HSBC Holdings PLC	290,391
844,200	Lloyds Banking Group PLC (a)	982,942
154,000	Tesco PLC	1,025,731
14,700	Unilever PLC	425,126
40,800	WPP PLC	451,532
67,100	Xstrata PLC	1,283,857
		7,197,457
	Total Common Stocks
	(Cost $32,086,194)	37,351,872

	PREFERRED STOCKS 1.4%
	Brazil 1.4%
3,100	Companhia de Bebidas das Americas	378,156
9,000	Itau Unibanco Holding SA	217,620
		595,776
	Total Preferred Stocks
	(Cost $490,566)	595,776

	SHORT-TERM INVESTMENTS 1.8%
	Investment Company 1.8%
751,960	Fidelity Institutional Money Market Portfolio	751,960

	Total Short-Term Investments
	(Cost $751,960)	751,960

	Total Investments 93.6%
	(Cost $33,328,720)	38,699,608

	Other Assets in Excess of Liabilities 6.4%	2,654,127

	TOTAL NET ASSETS 100.0%	$41,353,735

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$33,328,720
Gross unrealized appreciation	5,431,854
Gross unrealized depreciation	(60,966)
Net unrealized appreciation	$5,370,888

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Aerospace & Defense 1.1%
21,609	American Science & Engineering, Inc.	1,591,503

	Apparel & Accessories 1.7%
98,156	Carter's, Inc. (a)	2,584,447

	Application Software 1.8%
107,609	Fair Isaac Corp.	2,653,638

	Auto Parts & Equipment 2.9%
168,373	Modine Manufacturing Co. (a)	2,183,798
74,591	Tenneco, Inc. (a)	2,160,901
		4,344,699

	Building Products 0.6%
99,614	Gibraltar Industries, Inc. (a)	894,534

	Chemicals - Commodity 1.0%
191,425	Spartech Corp. (a)	1,571,599

	Communications Equipment Manufacturing 2.0%
238,357	Harmonic, Inc. (a)	1,639,896
109,780	Tekelec (a)	1,422,749
		3,062,645
	Construction & Engineering 1.1%
79,032	Tutor Perini Corp. (a)	1,587,753

	Diversified Metals & Mining 2.0%
39,492	Compass Minerals International, Inc.	3,025,877

	Educational Services 2.6%
23,395	Capella Education Co. (a)	1,815,920
291,153	Corinthian Colleges, Inc. (a)	2,043,894
		3,859,814
	Food Distributors 1.6%
70,180	United Natural Foods, Inc. (a)	2,325,765

	Health Care - Distributors 1.7%
117,062	PSS World Medical, Inc. (a)	2,502,786

	Health Care - Facility 2.9%
56,033	LifePoint Hospitals, Inc. (a)	1,964,517
235,957	Sunrise Senior Living, Inc. (a)	809,333
95,474	U.S. Physical Therapy, Inc. (a)	1,596,325
		4,370,175

	Health Care - Managed Care 1.5%
46,671	Magellan Health Services, Inc. (a)	2,204,738

	Health Care - Services 2.8%
99,715	Gentiva Health Services, Inc. (a)	2,178,773
102,826	Rehabcare Group, Inc. (a)	2,079,141
		4,257,914
	Health Care - Supplies 3.6%
34,408	Haemonetics Corp. (a)	2,013,900
101,983	Medical Action Industries, Inc. (a)	922,946
152,811	Merit Medical Systems, Inc. (a)	2,428,167
		5,365,013

	Industrial REITS 0.8%
226,882	First Industrial Realty Trust, Inc. (a)	1,150,292

	Insurance - Property/Casualty 1.6%
52,233	Hanover Insurance Group, Inc.	2,454,951

	IT Consulting & Services 4.1%
53,022	Arbitron, Inc.	1,483,025
58,398	CACI International, Inc. - Class A (a)	2,643,094
51,986	ManTech International Corp. - Class A (a)	2,058,646
		6,184,765

	Lessors of Real Estate 0.6%
31,159	American Campus Communities, Inc.	948,480

	Machinery - Construction / Farm 3.2%
173,771	Titan International, Inc.	2,358,072
51,259	Westinghouse Air Brake Technologies Corp.	2,449,668
		4,807,740
	Machinery - Industrial 6.9%
45,935	Gardner Denver, Inc.	2,465,791
55,799	IDEX Corp.	1,981,422
50,705	Kaydon Corp.	1,754,393
27,382	Nordson Corp.	2,017,780
78,114	Robbins & Myers, Inc.	2,091,893
		10,311,279
	Marine 2.8%
62,986	Alexander & Baldwin, Inc.	2,194,432
395,370	Eagle Bulk Shipping, Inc. (a)	2,063,832
		4,258,264
	Movies and Entertainment 1.4%
67,144	DreamWorks Animation SKG, Inc. (a)	2,142,565

	Oil & Gas - Equipment/Services 3.7%
318,605	ION Geophysical Corp. (a)	1,637,630
178,878	North American Energy Partners, Inc. (a)(b)	1,457,855
90,400	Superior Energy Services, Inc. (a)	2,412,776
		5,508,261
	Oil & Gas - Exploration/Products 4.3%
103,210	Forest Oil Corp. (a)	3,065,337
35,370	Whiting Petroleum Corp. (a)	3,378,189
		6,443,526
	Oil & Gas - Storage 0.9%
286,339	General Maritime Corp. (b)	1,405,924

	Packaged Foods/Meats 2.6%
43,083	Lance, Inc.	917,668
63,816	TreeHouse Foods, Inc. (a)	2,941,917
		3,859,585
	Railroads 2.8%
59,656	Genesee & Wyoming, Inc. (a)	2,588,474
43,894	Kansas City Southern (a)	1,642,074
		4,230,548
	Regional Banks 8.7%
41,319	Bank of Hawaii Corp.	1,856,049
55,284	Community Bank System, Inc.	1,272,085
140,597	First Midwest Bancorp, Inc.	1,621,083
133,661	Glacier Bancorp, Inc.	1,951,451
185,369	Old National Bancorp	1,946,375
51,635	Prosperity Bancshares, Inc.	1,676,588
49,532	Westamerica Bancorporation	2,698,999
		13,022,630
	Residential REITS 4.3%
49,597	Mid-America Apartment Communities, Inc.	2,890,513
118,004	Sun Communities, Inc.	3,622,723
		6,513,236
	Restaurants 2.9%
170,284	Dominos Pizza, Inc. (a)	2,251,155
81,177	The Cheesecake Factory, Inc. (a)	2,148,755
		4,399,910
	Retail - Apparel 2.0%
146,489	AnnTaylor Stores Corp. (a)	2,964,937

	Retail - Catalog 1.5%
77,326	HSN, Inc. (a)	2,312,048

	Retail REITS 0.9%
226,233	Cedar Shopping Centers, Inc.	1,375,496

	Semiconductor Equipment 2.3%
125,706	Advanced Energy Industries, Inc. (a)	1,641,720
389,901	Entegris, Inc. (a)	1,820,838
		3,462,558
	Semiconductors 1.4%
226,512	Fairchild Semiconductor International, Inc. (a)	2,129,213

	Services - Environmental 1.0%
69,493	Tetra Tech, Inc. (a)	1,457,268

	Specialty Stores 2.0%
75,121	Tractor Supply Co.	2,979,299

	Steel 1.4%
62,994	Carpenter Technology Corp.	2,123,528

	Technology Distributions 0.1%
16,826	GTSI Corp. (a)	118,623

	Thrifts & Mortgage Finance 2.4%
144,409	Astoria Financial Corp.	1,968,295
175,088	MGIC Investment Corp. (a)	1,616,062
		3,584,357
	Total Common Stocks
	(Cost $131,975,357)	146,352,183

	SHORT-TERM INVESTMENTS 3.8%
	Investment Company 3.8%
5,646,408	Fidelity Money Market Portfolio	5,646,408

	Total Short-Term Investments
	(Cost $5,646,408)	5,646,408

	Total Investments 101.3%
	(Cost $137,621,765)	151,998,591

	Liabilities in Excess of Other Assets (1.3)%	(1,930,378)

	TOTAL NET ASSETS 100.0%	$150,068,213

(a) Non-Income Producing
(b) U.S. Dollar denominated security of foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$137,621,765
Gross unrealized appreciation	21,837,755
Gross unrealized depreciation	(7,460,929)
Net unrealized appreciation	$14,376,826

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid  quotations. Debt securities, such as term loans, when not priced by an independent pricing service, are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra Mastholm International Equity Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by Reams, Mastholm and Netols pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset backed securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices, interest rates and credit quality of issuers/counterparties for credit default swaps.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2010:

Columbus Core Plus Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Obligations	$-	$119,784,947	$-	$119,784,947
Corporate Bonds	-	167,747,622	-	167,747,622
U.S. Government Agency Issue	-	15,256,712	-	15,256,712
Foreign Government Bonds	-	4,327,221	-	4,327,221
Asset Backed Securities	-	40,227,640	-	40,227,640
Mortgage Backed Securities	-	66,516,364	-	66,516,364
Total Fixed Income	-	413,860,506	-	413,860,506

Short-Term Investments	$-	$58,261,005	$-	$58,261,005
Total Investments in Securities	$-	$472,121,511	$-	$472,121,511
Other Financial instruments*
Foreign currency contracts	$-	$(115,990)	$-	$(115,990)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Columbus Core Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Obligations	$-	$24,408,640	$-	$24,408,640
Corporate Bonds	-	24,122,395	-	24,122,395
U.S. Government Agency Issue	-	2,378,720	-	2,378,720
Asset Backed Securities	-	5,219,684	-	5,219,684
Mortgage Backed Securities	-	11,286,638	-	11,286,638
Total Fixed Income	-	67,416,077	-	67,416,077

Short-Term Investments	$-	$8,451,000	$-	$8,451,000
Total Investments in Securities	$-	$75,867,077	$-	$75,867,077

Mastholm International Equity
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$37,351,872	$-	$-	$37,351,872
Preferred Stock	595,776			595,776
Total Equity	37,947,648	-	-	37,947,648

Short-Term Investments	751,960	-	-	751,960
Total Investments in Securities	$38,699,608	$-	$-	$38,699,608

Transfers into Level 1	$35,257,538
Transfers out of Level 1	-
Net transfers in and/or out of Level 1*	$35,257,538

Transfers into Level 2	$-
Transfers out of Level 2	(35,257,538)
Net transfers in and/or out of Level 2*	$(35,257,538)

*Assets were transferred from Level 2 to Level 1 because on September 30, 2010, the Company's threshold for fair value pricing was not exceeded and therefore the statistical fair value pricing model was not used to value the Fund's portfolio.  Instead, actual market prices were used at September 30, 2010.

Netols Small Cap Value
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$137,313,159	$-	$-	$137,313,159
Real Estate Investment Trusts	9,039,024	-	-	9,039,024
Total Equity	146,352,183	-	-	146,352,183

Short-Term Investments	5,646,408	-	-	5,646,408
Total Investments in Securities	$151,998,591	$-	$-	$151,998,591

The Frontegra Columbus Core Plus Fund is party to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hedge the impact of adverse changes in the relationships between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward exchange rate on the date that a Fund entered into the contract. At September 30, 2010, the Frontegra Columbus Core Plus Fund had entered into strategic forward currency contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2010	Currency to be Received	U.S. $ Value at September 30, 2010	Unrealized Appreciation	Unrealized Depreciation
11/29/2010	5,242,522	Australian Dollar	$4,536,878	U.S. Dollar	$5,029,280	$-	$(492,402)
10/20/2010	6,300,000	Euro Currency	8,003,835	U.S. Dollar	8,587,277	-	(583,442)
11/29/2010	5,242,522	Australian Dollar	4,192,444	U.S. Dollar	5,029,280	836,836
3/28/2010	3,328,000	Euro Currency	4,481,069	U.S. Dollar	4,529,906	48,837
10/20/2010	6,300,000	Euro Currency	8,513,096	U.S. Dollar	8,587,277	74,181
			$29,727,322		$31,763,021	$959,854	$(1,075,844)

The Frontegra Columbus Core Plus Fund had net unrealized depreciation on forward currency contracts of $(115,990) as of September 30, 2010.

The Frontegra Columbus Core Fund, Frontegra Mastholm International Equity Fund and Frontegra Netols Small Cap Value Fund held no forward contracts at September 30, 2010.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of September 30, 2010, open tax years include the tax years ended June 30, 2007 through 2010 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2010, the Funds’ most recent fiscal year end, the capital loss carryovers were as follows:

Date of Expiration	Columbus Core Plus	Columbus Core		Mastholm International Equity	Netols Small Cap Value
2015	$––	$452,904		$––	$––
2016	––	––		––	119,331
2017	––	––		18,645,962	351,558
2018	––	4,294,089		85,177,200	4,419,245
Total	$––	$4,746,993	$		$4,890,134

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By /s/ William D. Forsyth III
            William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date    November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
            William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date    November 18, 2010

By /s/ Elyce D. Dilworth
           Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    November 19, 2010